Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 6, 2009

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Variable Insurance Products Fund IV (the trust):
Consumer Discretionary Portfolio
Consumer Staples Portfolio
Emerging Markets Portfolio
Energy Portfolio
Financial Services Portfolio
Growth Stock Portfolio
Health Care Portfolio
Industrials Portfolio
International Capital Appreciation Portfolio
Materials Portfolio
Real Estate Portfolio
Technology Portfolio
Telecommunications Portfolio
Utilities Portfolio
Value Leaders Portfolio (the funds)
File Nos. 002-84130 and 811-03759

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust